Business Segment Information (Details) (USD $) In Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011	Sep. 30, 2010	Dec. 31, 2010
Entity-Wide Information, Revenue from External Customer [Line Items]
Net revenue from external customers	$ 3,242,091	$ 3,058,105	$ 9,472,531	$ 8,886,433
Inter - segment revenue	0	0	0	0
Segment depreciation and amortization	(141,422)	(123,959)	(413,695)	(369,324)
Operating income	533,734	493,250	1,488,362	1,384,994
Income from equity method investees	5,940	1,857	22,402	5,484
Segment assets	18,624,745		18,624,745		17,094,661
thereof investment in equity method investees	330,016		330,016		250,373
Capital expenditures, acquisitions and investments	207,057	210,184	1,567,899	728,066
Segment Total [Member]
Entity-Wide Information, Revenue from External Customer [Line Items]
Net revenue from external customers	3,237,234	3,058,026	9,459,622	8,886,044
Inter - segment revenue	2,333	1,784	5,842	3,611
Segment revenue	3,239,567	3,059,810	9,465,464	8,889,655
Segment depreciation and amortization	(110,602)	(99,152)	(328,554)	(295,934)
Operating income	579,720	530,369	1,614,437	1,494,398
Income from equity method investees	5,940	1,857	22,402	5,484
Segment assets	16,518,863	15,896,500	16,518,863	15,896,500
thereof investment in equity method investees	330,016	22,545	330,016	22,545
Capital expenditures, acquisitions and investments	166,433	181,884	1,467,271	505,626
North America [Member]
Entity-Wide Information, Revenue from External Customer [Line Items]
Net revenue from external customers	2,049,798	2,071,457	6,054,505	6,057,728
Inter - segment revenue	2,333	1,784	5,842	3,611
Segment revenue	2,052,131	2,073,241	6,060,347	6,061,339
Segment depreciation and amortization	(65,935)	(63,327)	(200,717)	(190,042)
Operating income	374,688	374,096	1,035,251	1,014,099
Income from equity method investees	5,866	1,802	22,233	5,379
Segment assets	11,264,589	11,255,233	11,264,589	11,255,233
thereof investment in equity method investees	324,539	16,822	324,539	16,822
Capital expenditures, acquisitions and investments	102,503	56,154	564,928	201,038
Exclusion of non-cash acquisitions			6,000
International [Member]
Entity-Wide Information, Revenue from External Customer [Line Items]
Net revenue from external customers	1,187,436	986,569	3,405,117	2,828,316
Inter - segment revenue	0	0	0	0
Segment revenue	1,187,436	986,569	3,405,117	2,828,316
Segment depreciation and amortization	(44,667)	(35,825)	(127,837)	(105,892)
Operating income	205,032	156,273	579,186	480,299
Income from equity method investees	74	55	169	105
Segment assets	5,254,274	4,641,267	5,254,274	4,641,267
thereof investment in equity method investees	5,477	5,723	5,477	5,723
Capital expenditures, acquisitions and investments	63,930	125,730	902,343	304,588
Exclusion of non-cash acquisitions			1,731	8,884
Corporate [Member]
Entity-Wide Information, Revenue from External Customer [Line Items]
Net revenue from external customers	4,857	79	12,909	389
Inter - segment revenue	(2,333)	(1,784)	(5,842)	(3,611)
Segment revenue	2,524	(1,705)	7,067	(3,222)
Segment depreciation and amortization	(30,820)	(24,807)	(85,141)	(73,390)
Operating income	(45,986)	(37,119)	(126,075)	(109,404)
Income from equity method investees	0	0	0	0
Segment assets	2,105,882	799,269	2,105,882	799,269
thereof investment in equity method investees	0	0	0	0
Capital expenditures, acquisitions and investments	40,624	28,300	100,628	222,440
Exclusion of non-cash acquisitions				$ 2,125